PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR CLASS B, C, R, Y AND INVESTOR CLASS SHARES AND AIM CASH RESERVE SHARES OF THE FUND LISTED BELOW:

AIM MONEY MARKET FUND


PARTICIPATION IN THE U. S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS
While AIM Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Board of Trustees of the Fund has determined that the Fund will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds. The Fund's participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 2 and 3 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES

--------------------------------------------------------------------------------------------------------------------
                                                        AIM
                                                       CASH
                                                      RESERVE                                              INVESTOR
(fees paid directly from your investment)             SHARES    CLASS B    CLASS C    CLASS R   CLASS Y     CLASS
--------------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on Purchases        None      None       None       None       None      None
(as a percentage of offering price)
Maximum Sales Charge (Load (as a percentage of
original purchase price or redemption proceeds,
whichever is less)                                      None      5.00%      1.00%      None(1)    None      None
--------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)

--------------------------------------------------------------------------------------------------------------------
                                                          AIM
                                                         CASH
                                                        RESERVE                                             INVESTOR
(expenses that are deducted from fund assets)           SHARES    CLASS B    CLASS C    CLASS R  CLASS Y(3)   CLASS
--------------------------------------------------------------------------------------------------------------------
Management Fees                                          0.40%     0.40%      0.40%      0.40%      0.40%      0.40%
Distribution and/or Service (12b-1) Fees                 0.25      1.00       1.00       0.50       None       None
Other Expenses(4)                                        0.36      0.36       0.36       0.36       0.36       0.36
Acquired Fund Fees and Expenses                          None      None       None       None       None       None
Total Annual Fund Operating Expenses                     1.01      1.76       1.76       1.26       0.76       0.76
Fee Waiver(5)                                            0.10      0.10       0.10       0.10         --         --
Net Annual Fund Operating Expenses                       0.91      1.66       1.66       1.16       0.76       0.76
--------------------------------------------------------------------------------------------------------------------

(1) A contingent deferred sales charge may apply in some cases. See "General Information--Contingent Deferred Sales Charges (CDSCs)."

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Total Annual Fund Operating Expenses for Class Y shares are based on estimated amounts for the current fiscal year.

(4) Other Expenses have been restated to reflect the current expenses of the Fund.

(5) The distributor has contractually agreed, through at least June 30, 2009, to waive 0.10% of Rule 12b-1 distribution plan payments on AIM Cash Reserve Shares, Class B, Class C and Class R shares.

   If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

   As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE
This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

The expense example assumes you:

    (i)   invest $10,000 in the fund for the time periods indicated;

    (ii)  redeem all of your shares at the end of the periods indicated;

    (iii) earn a 5% return on your investment before operating expenses each year;

    (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and

    (v) incur applicable initial sales charges (see "General Information-- Choosing a Share Class" section of this prospectus for applicability of initial sales charge)

   To the extent fees are waived and/or expenses are reimbursed voluntarily, yours expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR              3 YEARS            5 YEARS             10 YEARS
----------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares                    $ 93                 $312               $  548              $1,227
Class B                                     669                  844                1,145               1,867(1)
Class C                                     269                  544                  945               2,065
Class R                                     118                  390                  682               1,514
Class Y                                      78                  243                  422                 942
Investor Class                               78                  243                  422                 942
----------------------------------------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR              3 YEARS              5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------
AIM Cash Reserve Shares                    $ 93                 $312                 $548              $1,227
Class B                                     169                  544                  945               1,867(1)
Class C                                     169                  544                  945               2,065
Class R                                     118                  390                  682               1,514
Class Y                                      78                  243                  422                 942
Investor Class                               78                  243                  422                 942
----------------------------------------------------------------------------------------------------------------

(1) Assumes conversion of Class B shares to AIM Cash Reserve Shares, which occurs on or about the end of the month which is at least 8 years after the date on which shares were purchased, lowering your annual fund operating expenses from that time on."

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION" on page 3 and 4 of the prospectus:

"HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The settlement agreement between Invesco Aim Advisors, Inc. and certain of its affiliates and the New York Attorney General requires Invesco Aim Advisors, Inc. and certain of its affiliates to provide certain hypothetical information regarding investment and expense information. The chart below is intended to reflect the annual and cumulative impact of the fund's expenses, including investment advisory fees and other fund costs, on the fund's return over a 10-year period. The example reflects the following:

    o You invest $10,000 in the fund and hold it for the entire 10-year period;

    o   Your investment has a 5% return before expenses each year;

    o The fund's current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

    o Hypotheticals both with and without any applicable initial sales charge applied (see "General Information--Choosing a Share Class" section of this prospectus for applicability of initial sales charge); and

    o   There is no sales charge on reinvested dividends.

    There is no assurance that the annual expense ratio will be the expense ratio for the fund classes for any of the years shown. To the extent that Invesco Aim Advisors, Inc. and certain of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios: your actual returns and expenses are likely to differ (higher or lower) from those shown below.

AIM CASH RESERVE SHARES   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    0.91%      1.01%      1.01%      1.01%      1.01%      1.01%      1.01%      1.01%      1.01%      1.01%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.09%      8.24%     12.56%     17.05%     21.72%     26.58%     31.63%     36.88%     42.34%     48.02%
End of Year Balance   $10,409.00 $10,824.32 $11,256.21 $11,705.33 $12,172.37 $12,658.05 $13,163.11 $13,688.32 $14,234.48 $14,802.44
Estimated Annual
Expenses                  $92.86    $107.23    $111.51    $115.96    $120.58    $125.39    $130.40    $135.60    $141.01    $146.64
-----------------------------------------------------------------------------------------------------------------------------------

CLASS B(2)                YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    1.66%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%      1.01%      1.01%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             3.34%      6.69%     10.14%     13.71%     17.40%     21.20%     25.13%     29.18%     34.34%     39.70%
End of Year Balance   $10,334.00 $10,668.82 $11,014.49 $11,371.36 $11,739.79 $12,120.16 $12,512.86 $12,918.27 $13,433.71 $13,969.72
Estimated Annual
Expenses                 $168.77    $184.82    $190.81    $197.00    $203.38    $209.97    $216.77    $223.79    $133.08    $138.39
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C(2)                YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    1.66%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%      1.76%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             3.34%      6.69%     10.14%     13.71%     17.40%     21.20%     25.13%     29.18%     33.37%     37.69%
End of Year Balance   $10,334.00 $10,668.82 $11,014.49 $11,371.36 $11,739.79 $12,120.16 $12,512.86 $12,918.27 $13,336.82 $13,768.94
Estimated Annual
Expenses                 $168.77    $184.82    $190.81    $197.00    $203.38    $209.97    $216.77    $223.79    $231.04    $238.53
-----------------------------------------------------------------------------------------------------------------------------------

CLASS R                   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    1.16%      1.26%      1.26%      1.26%      1.26%      1.26%     1.26%       1.26%      1.26%      1.26%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%    40.71%      47.75%     55.13%     62.89%
Cumulative Return
After Expenses             3.84%      7.72%     11.75%     15.93%     20.27%     24.77%     29.43%     34.27%     39.29%     44.50%
End of Year Balance   $10,384.00 $10,772.36 $11,175.25 $11,593.20 $12,026.79 $12,476.59 $12,943.21 $13,427.29 $13,929.47 $14,450.43
Estimated Annual
Expenses                 $118.23    $133.29    $138.27    $143.44    $148.81    $154.37    $160.14    $166.13    $172.35    $178.79
-----------------------------------------------------------------------------------------------------------------------------------

CLASS Y                   YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.24%      8.66%     13.27%     18.07%     23.08%     28.29%     33.73%     39.40%     45.31%     51.48%
End of Year Balance   $10,424.00 $10,865.98 $11,326.70 $11,806.95 $12,307.56 $12,829.40 $13,373.37 $13,940.40 $14,531.47 $15,147.61
Estimated Annual
Expenses                  $77.61     $80.90     $84.33     $87.91     $91.64     $95.52     $99.57    $103.79    $108.19    $112.78
-----------------------------------------------------------------------------------------------------------------------------------

INVESTOR CLASS            YEAR 1     YEAR 2     YEAR 3     YEAR 4     YEAR 5     YEAR 6     YEAR 7     YEAR 8     YEAR 9    YEAR 10
-----------------------------------------------------------------------------------------------------------------------------------
Annual Expense Ratio(1)    0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%      0.76%
Cumulative Return
Before Expenses            5.00%     10.25%     15.76%     21.55%     27.63%     34.01%     40.71%     47.75%     55.13%     62.89%
Cumulative Return
After Expenses             4.24%      8.66%     13.27%     18.07%     23.08%     28.29%     33.73%     39.40%     45.31%     51.48%
End of Year Balance   $10,424.00 $10,865.98 $11,326.70 $11,806.95 $12,307.56 $12,829.40 $13,373.37 $13,940.40 $14,531.47 $15,147.61
Estimated Annual
Expenses                  $77.61     $80.90     $84.33     $87.91     $91.64     $95.52     $99.57    $103.79    $108.19    $112.78
-----------------------------------------------------------------------------------------------------------------------------------

(1)  Your actual expenses may be higher or lower than shown.

(2) The hypothetical assumes you hold your investment for a full 10 years. Therefore any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted."

PROSPECTUS SUPPLEMENT DATED OCTOBER 8, 2008

THE PURPOSE OF THIS MAILING IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT PROSPECTUS FOR THE INSTITUTIONAL CLASS SHARES OF THE FUNDS LISTED BELOW:

AIM CORE BOND FUND
AIM DYNAMICS FUND
AIM GLOBAL REAL ESTATE FUND
AIM HIGH YIELD FUND
AIM INCOME FUND
AIM LIMITED MATURITY TREASURY FUND
AIM MONEY MARKET FUND
AIM REAL ESTATE FUND
AIM SHORT TERM BOND FUND
AIM U.S. GOVERNMENT FUND

PARTICIPATION IN THE U.S. DEPARTMENT OF TREASURY'S TEMPORARY GUARANTEE PROGRAM FOR MONEY MARKET FUNDS

While AIM Money Market Fund (the "Fund") has not experienced difficulties in maintaining its $1.00 share price, and Invesco Aim Advisors, Inc. does not currently foresee any future difficulty in maintaining that price, there can be no assurance that the Fund will be able to do so. Therefore, the Board of Trustees of the Fund has determined that the Fund will apply to participate in the U.S. Department of Treasury's (the "Treasury Department") Temporary Guarantee Program for Money Market Funds (the "Program"). The Program is designed to help stabilize the credit markets by discouraging substantial redemptions in money market funds. The Fund's participation in the Program is not certain until its agreement is reviewed and accepted by the Treasury Department, which is expected to take up to 14 days.

Under the Program, the Treasury Department will guarantee shareholders in the Fund that they will receive $1 for each Fund share covered by the Program, in the event that the Fund liquidates and the per share value at the time of liquidation is less than $0.995 (the "Guarantee Event"). The number of shares of each record holder covered by the Program will be the lesser of (a) the number of shares owned by the record holder on September 19, 2008, or (b) the number of shares owned by the record holder on the date of a Guarantee Event. If the number of shares you hold fluctuates due to purchases or sales of shares during the Program period, you will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less. The Program does not protect shareholders who were not shareholders of the Fund as of the close of business on September 19, 2008. A participating Fund shareholder account that closes after September 19, 2008, will no longer be covered by the Program even if the shareholder subsequently reinvests in the fund or in another fund that also is participating in the Program. Upon any liquidation pursuant to the Program, shares not protected by the Program will receive only net asset value per share, which may be less than $1.00.

The Program limits aggregate coverage available for all participants in the Program to the amount of funds available under the U.S. Treasury Department's Exchange Stabilization Fund at the time of a Guarantee Event (currently, approximately $50 billion).

The Program will provide guarantee payments to shareholders if a Guarantee Event occurs during the term of the Program. Recovery under the Program requires the Fund to liquidate. Upon declaration of a Guarantee Event, the Fund will suspend redemptions, cease sales and cease declaration and payment of dividends. The Program will pay shareholders of covered shares the difference between $1.00 per share and the actual amount received by a shareholder in the liquidation.

To participate in the Program until December 18, 2008, the Fund paid to the Treasury a fee in the amount of 0.01% of the Fund's net asset value as of September 19, 2008. The Fund will bear this expense without regard to any expense limitation currently in effect.

The Program will be in effect until December 18, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through September 19, 2009. If the Treasury extends the Program, the Fund will consider whether to continue its participation in the Program, which may require further payment. The Program will terminate if the Treasury does not renew it beyond the initial term. Additional information regarding the Program is available on the Treasury Department's website at www.ustreas.gov. Neither this prospectus supplement, the prospectuses referred to above, nor the Fund are in any manner approved, endorsed, sponsored or authorized by the Treasury Department.

The following information replaces in its entirety the information appearing under the heading "FEE TABLE AND EXPENSE EXAMPLE" on page 14 and 15 of the prospectus:

"FEE TABLE AND EXPENSE EXAMPLE

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the funds:

SHAREHOLDER FEES

                                                               GLOBAL
                                            CORE                REAL       HIGH
(fees paid directly from your investment)   BOND   DYNAMICS    ESTATE      YIELD    INCOME
-----------------------------------------   ----   --------   --------   --------   ------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price)                          None     None       None       None      None
Maximum Deferred Sales Charge (Load) (as
   a percentage of original purchase
   price or redemption proceeds,
   whichever is less)                       None     None       None       None      None
Redemption/Exchange Fee (as a percentage
   of amount redeemed/exchanged)            None     None     2.00%(1)   2.00%(1)    None

                                             LIMITED
                                            MATURITY    MONEY    REAL      SHORT        U.S.
(fees paid directly from your investment)   TREASURY   MARKET   ESTATE   TERM BOND   GOVERNMENT
-----------------------------------------   --------   ------   ------   ---------   ----------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price)                            None      None     None       None        None
Maximum Deferred Sales Charge (Load) (as
   a percentage of original purchase
   price or redemption proceeds,
   whichever is less)                         None      None     None       None        None
Redemption/Exchange Fee (as a percentage
   of amount redeemed/exchanged)              None      None     None       None        None

ANNUAL FUND OPERATING EXPENSES(2)


                                                                GLOBAL
(expenses that are deducted from fund       CORE                 REAL       HIGH
assetst)                                    BOND    DYNAMICS    ESTATE      YIELD    INCOME
-----------------------------------------   ----    --------   --------   --------   ------
Management Fees                             0.50%     0.53%      0.74%      0.55%     0.43%
Distribution and/or Service (12b-1) Fees    None      None       None       None      None
Other Expenses                              0.14      0.11       0.17       0.09      0.13
Acquired Fund Fees and Expenses             0.00      0.01       0.00       0.00      0.00
Total Annual Fund Operating Expenses        0.64(5)   0.65       0.91       0.64      0.56

                                             LIMITED
(expenses that are deducted from fund       MATURITY    MONEY    REAL      SHORT        U.S.
assetst)                                    TREASURY   MARKET   ESTATE   TERM BOND   GOVERNMENT
-----------------------------------------   --------   ------   ------   ---------   ----------
Management Fees                               0.20%    0.40%    0.73%(3)   0.40%        0.43%
Distribution and/or Service (12b-1) Fees      None     None     None       None         None
Other Expenses                                0.16     0.18(4)  0.07       0.18         0.12
Acquired Fund Fees and Expenses               None     None     0.01       0.00         0.00
Total Annual Fund Operating Expenses          0.36     0.58     0.81       0.58(5)      0.55

(1) You may be charged a 2.00% fee on redemption or exchanges of Institutional Class Shares held 30 days or less. See "General Information--Redemption Fees" for more information.

(2) There is no guarantee that actual expenses will be the same as those shown in the table.

(3) Effective July 1, 2007, the Board of Trustees approved a reduced contractual advisory fee schedule for Real Estate. Pursuant to the new fee schedule, Real Estate's maximum annual advisory fee rates ranges from 0.75% (for average net assets up to $250 million) to 0.68% (for average net assets over $10 billion). Management Fees have been restated to reflect the new fee schedule.

(4) Other Expenses of Money Market are based on estimated amounts for the current fiscal year.

(5) The advisor has contractually agreed, through at least June 30, 2009, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) of Institutional Class shares of Core Bond and Short Term Bond to 0.75% and 0.60% of average daily net assets, respectively. In determining the advisor's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Net Annual Fund Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization, as approved by the fund's Board of Trustees; and (vi) expenses that the fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the fund may benefit are in the form of credits that the fund receives from banks where the fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the fund.

If a financial institution is managing your account, you may also be charged a transaction or other fee by such financial institution.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in the funds with the cost of investing in other mutual funds.

     The expense assumes you:

     (i)  invest $10,000 in the funds for the time periods indicated;

     (ii) redeem all of your shares at the end of the periods indicated;

     (iii) earn a 5% return on your investment before operating expenses each year; and

     (iv) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).

To the extent fees are waived and/or expenses reimbursed voluntarily your expenses will be lowered. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                    ------   -------   -------   --------
Core Bond                             $65      $205      $357     $  798
Dynamics                               66       208       362        810
Global Real Estate                     93       290       504      1,120
High Yield                             65       205       357        798
Income                                 57       179       313        701
Limited Maturity Treasury              37       116       202        456
Money Market                           59       186       324        726
Real Estate                            83       259       450      1,002
Short Term Bond                        59       186       324        726
U.S. Government                        56       176       307        689"

The following information replaces in its entirety the information appearing under the heading "HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION-MONEY MARKET FUND-INSTITUTIONAL CLASS" on page 16 of the prospectus:

"MONEY MARKET - INSTITUTIONAL
CLASS                                 YEAR 1       YEAR 2       YEAR 3       YEAR 4       YEAR 5
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.58%        0.58%        0.58%        0.58%        0.58%
Cumulative Return Before Expenses         5.00%       10.25%       15.76%       21.55%       27.63%
Cumulative Return After Expenses          4.42%        9.04%       13.85%       18.89%       24.14%
End of Year Balance                 $10,442.00   $10,903.54   $11,385.47   $11,888.71   $12,414.19
Estimated Annual Expenses           $    59.28   $    61.90   $    64.64   $    67.50   $    70.48

"MONEY MARKET - INSTITUTIONAL
CLASS                                 YEAR 6       YEAR 7       YEAR 8       YEAR 9       YEAR 10
---------------------------------   ----------   ----------   ----------   ----------   ----------
Annual Expense Ratio(1)                   0.58%        0.58%        0.58%        0.58%        0.58%
Cumulative Return Before Expenses        34.01%       40.71%       47.75%       55.13%       62.89%
Cumulative Return After Expenses         29.63%       35.36%       41.34%       47.59%       54.11%
End of Year Balance                 $12,962.90   $13,535.86   $14,134.14   $14,758.87   $15,411.22
Estimated Annual Expenses           $    73.59   $    76.85   $    80.24   $    83.79   $    87.49

(1)  Your actual expenses may be higher or lower than those shown."